SCHEDULE OF INVESTMENTS

Delaware Ivy Value Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Alternative Carriers – 2.4%
Liberty Global, Inc., Series C(A)	1,274	$35,792

Cable & Satellite – 4.8%
Comcast Corp., Class A	807	40,596
Liberty Media Corp., Class C(A)	617	31,349
		71,945

Total Communication Services - 7.2%		107,737

Consumer Discretionary

Auto Parts & Equipment – 1.3%
BorgWarner, Inc.	424	19,114

Automotive Retail – 2.5%
AutoZone, Inc.(A)	18	37,945

General Merchandise Stores – 2.8%
Target Corp.	181	41,904

Total Consumer Discretionary - 6.6%		98,963

Consumer Staples

Hypermarkets & Super Centers – 3.4%
Wal-Mart Stores, Inc.	355	51,391

Tobacco – 3.1%
Philip Morris International, Inc.	486	46,157

Total Consumer Staples - 6.5%		97,548

Energy

Oil & Gas Exploration & Production – 2.9%
EOG Resources, Inc.	491	43,643

Oil & Gas Refining & Marketing – 3.0%
Marathon Petroleum Corp.	692	44,283

Total Energy - 5.9%		87,926

Financials

Asset Management & Custody Banks – 2.8%
Ameriprise Financial, Inc.	139	42,010

Consumer Finance – 4.9%
Capital One Financial Corp.	250	36,217
Synchrony Financial	802	37,195
		73,412

Diversified Banks – 2.4%
Wells Fargo & Co.	739	35,472

Investment Banking & Brokerage – 3.1%
Morgan Stanley	471	46,208

Mortgage REITs – 2.3%
AGNC Investment Corp.	2,337	35,155

Property & Casualty Insurance – 1.3%
Arch Capital Group Ltd.(A)	426	18,932

Regional Banks – 2.1%
Regions Financial Corp.	1,460	31,825

Reinsurance – 1.3%
Reinsurance Group of America, Inc.	184	20,191

Total Financials - 20.2%		303,205

Health Care

Biotechnology – 4.9%
Regeneron Pharmaceuticals, Inc.(A)	58	36,784
Vertex Pharmaceuticals, Inc.(A)	171	37,550
		74,334

Health Care Distributors – 3.0%
McKesson Corp.	179	44,575

Health Care Facilities – 2.8%
HCA Holdings, Inc.	164	42,194

Health Care Services – 3.7%
CVS Caremark Corp.	535	55,220

Managed Health Care – 3.5%
Anthem, Inc.	113	52,498

Total Health Care - 17.9%		268,821

Industrials

Aerospace & Defense – 5.5%
Northrop Grumman Corp.	96	37,175
Raytheon Technologies Corp.	536	46,145
		83,320

Electrical Components & Equipment – 2.8%
nVent Electric plc	1,104	41,959

Railroads – 2.9%
Norfolk Southern Corp.	145	43,306

Total Industrials - 11.2%		168,585

Information Technology

Data Processing & Outsourced Services – 2.1%
Fidelity National Information Services, Inc.	282	30,817

Semiconductors – 5.9%
Broadcom Corp., Class A	65	43,235
NXP Semiconductors N.V.	197	44,854
		88,089

Technology Hardware, Storage & Peripherals – 2.6%
Seagate Technology	351	39,706

Total Information Technology - 10.6%		158,612

Materials

Commodity Chemicals – 1.6%
LyondellBasell Industries N.V., Class A	264	24,385

Paper Packaging – 2.1%
Graphic Packaging Holding Co.	1,574	30,698

Total Materials - 3.7%		55,083

Real Estate

Real Estate Services – 3.0%
CB Richard Ellis Group, Inc.(A)	414	44,880

Specialized REITs – 0.8%
Weyerhaeuser Co.	284	11,678

Total Real Estate - 3.8%		56,558

Utilities

Electric Utilities – 4.9%
Evergy, Inc.(B)	507	34,783
FirstEnergy Corp.	934	38,841
		73,624

Total Utilities - 4.9%		73,624

TOTAL COMMON STOCKS – 98.5%		$1,476,662
(Cost: $1,027,113)

SHORT-TERM SECURITIES

Money Market Funds(D) - 2.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(C)	9,184	9,184
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	22,999	22,999
		32,183

TOTAL SHORT-TERM SECURITIES – 2.1%		$32,183
(Cost: $32,183)

TOTAL INVESTMENT SECURITIES – 100.6%		$1,508,845
(Cost: $1,059,296)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(8,451)

NET ASSETS – 100.0%		$1,500,394

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $497 and cash of $30 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(C)	Investment made with cash collateral received from securities on loan.
(D)	Rate shown is the annualized 7-day yield at December 31, 2021.

The following written options were outstanding at December 31, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Arch Capital Group Ltd.	N/A	Call	1,015	102	January 2022	$45.00	$80	$(58)
AutoZone, Inc.	N/A	Call	22	2	January 2022	2,100.00	77	(97)
Broadcom Corp., Class A	N/A	Call	71	7	January 2022	640.00	87	(230)
FirstEnergy Corp.	N/A	Call	1,103	110	January 2022	41.00	77	(113)
Liberty Media Corp., Class C	N/A	Call	929	93	January 2022	50.00	69	(223)
NXP Semiconductors N.V.	N/A	Put	308	31	January 2022	160.00	136	(5)
Reinsurance Group of America, Inc.	JPMorgan Chase Bank N.A.	Put	185	18	April 2022	135.00	534	(498)
							$1,060	$(1,224)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,476,662	$ —	$ —
Short-Term Securities	32,183	—	—
Total	$1,508,845	$ —	$ —

Liabilities
Written Options	$ 498	$ 726	$ —

The following acronyms are used throughout this schedule:

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,059,296

Gross unrealized appreciation	455,088

Gross unrealized depreciation	(5,539)

Net unrealized appreciation	$449,549